Borrowings (Tables)	9 Months Ended
Sep. 30, 2023
Borrowings.
Schedule of external debt classification

	September 30,	December 31,
	2023	2022
	$’000	$’000

Non‑current
Senior Notes	1,928,762	1,920,783
Bank borrowings	1,155,452	985,505
External debt	3,084,214	2,906,288
Current
Senior Notes	22,692	27,060
Bank borrowings	92,721	213,576
Letters of credit	342,528	197,478
External debt	457,941	438,114

Total borrowings	3,542,155	3,344,402

Schedule of debt by debt instrument

					September 30,	December 31,
	Currency	Maturity date	Interest rate		2023	2022
					$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		505,623	497,861
IHS Holding Limited	US Dollar	2028	6.25%		506,214	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		939,617	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	370,433	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	—	57,448
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		218,634	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		9,410	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	6,993	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + CAS + 3M SOFR	85,763	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2031	3.10	% + CDI	234,740	—
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	—	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	—	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	78,615	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	62,916	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	180,669	197,836

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	12.00	- 15.55%	101,559	66,047
INT Towers Ltd	US Dollar	2023	12.00	- 15.75%	238,010	128,063
IHS Towers NG Limited	US Dollar	2023	15.49%		136	987
Global Independent Connect Limited	US Dollar	2023	13.25	- 15.49%	2,823	1,330
Global Independent Connect Limited	Chinese Yuan	2023	12.05%		—	1,051

					3,542,155	3,344,402